BASIS OF COMBINATION	6 Months Ended
Apr. 30, 2013
Basis Of Combination
BASIS OF COMBINATION

1. Basis of Combination

The accompanying unaudited combined financial statements include the accounts of Blue Ridge Real Estate Company and its wholly-owned subsidiaries (Northeast Land Company, Jack Frost Mountain Company, Boulder Creek Resort Company, Moseywood Construction Company, Jack Frost National Golf Course, Inc., Blue Ridge Acquisition Company, BRRE Holdings, Inc., Coursey Commons Shopping Center, LLC, Coursey Creek, LLC, Cobble Creek, LLC, Flower Fields Motel, LLC, Blue Ridge WNJ, LLC and Blue Ridge WMN, LLC) (collectively “Blue Ridge”) and Big Boulder Corporation and its wholly-owned subsidiaries (Lake Mountain Company and BBC Holdings, Inc.) (collectively “Big Boulder” and, together with Blue Ridge, the “Companies”).

The combined balance sheet as of October 31, 2012, which has been derived from audited financial statements, and the combined financial statements as of and for the three and six month periods ended April 30, 2013 and 2012, which are unaudited, are presented pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Accordingly, these combined financial statements should be read in conjunction with the combined financial statements and notes thereto contained in the Companies’ 2012 Annual Report on Form 10-K. In the opinion of management, the accompanying combined financial statements reflect all adjustments (which are of a normal recurring nature) necessary for a fair statement of the results for the interim periods. All significant intercompany accounts and transactions are eliminated.

Due to intermittent revenues from land resource management, the results of operations for any interim period are not necessarily indicative of the results expected for the full fiscal year.